Schedule of equity interest (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
% equity interest		50.00%
B R F Gmb H [Member]
Reserve Quantities [Line Items]
Entity		BRF GmbH
Main activity		Holding
Country	[1]	Austria
% equity interest		100.00%	100.00%
B R F Foods Gmb H [Member]
Reserve Quantities [Line Items]
Entity	[2]	BRF Foods GmbH
Main activity	[2]	Industrialization, import and commercialization of products
Country	[1],[2]	Austria
% equity interest	[2]	100.00%	100.00%
Al Khan Foodstuff L L C A K F [Member]
Reserve Quantities [Line Items]
Entity	[3]	Al Khan Foodstuff LLC ("AKF")
Main activity	[3]	Import, commercialization and distribution of products
Country	[1],[3]	Oman
% equity interest	[3]	70.00%	70.00%
Tbq Foods Gmb H [Member]
Reserve Quantities [Line Items]
Entity		TBQ Foods GmbH
Main activity		Holding
Country	[1]	Austria
% equity interest		60.00%	60.00%
Banvit bandirma vitaminli [Member]
Reserve Quantities [Line Items]
Entity		Banvit Bandirma Vitaminli
Main activity		Import, industrialization and commercialization of products
Country	[1]	Turkey
% equity interest		91.71%	91.71%
Banvit enerjive elektrik uretim ltd sti [Member]
Reserve Quantities [Line Items]
Entity		Banvit Enerji ve Elektrik Üretim Ltd. Sti.
Main activity		Generation and commercialization of electric energy
Country	[1]	Turkey
% equity interest		100.00%	100.00%
Nutrinvestments bv [Member]
Reserve Quantities [Line Items]
Entity		Nutrinvestments BV
Main activity		Holding
Country	[1]	The Netherlands
% equity interest		100.00%	100.00%
Banvit mefze [Member]
Reserve Quantities [Line Items]
Entity	[4]	Banvit ME FZE
Main activity	[5]	Marketing and logistics services
Country	[1],[5]	UAE
% equity interest	[5]	100.00%	100.00%
B R F Foods L L C One [Member]
Reserve Quantities [Line Items]
Entity	[5]	BRF Foods LLC
Main activity	[5]	Import, industrialization and commercialization of products
Country	[1],[5]	Russia
% equity interest	[5]	99.99%	99.99%
B R F Global Company Nigeria Ltd [Member]
Reserve Quantities [Line Items]
Entity		BRF Global Company Nigeria Ltd.
Main activity		Marketing and logistics services
Country	[1]	Nigeria
% equity interest		99.00%	99.00%
B R F Global Company South Africa Proprietary Ltd [Member]
Reserve Quantities [Line Items]
Entity		BRF Global Company South Africa Proprietary Ltd.
Main activity		Administrative, marketing and logistics services
Country		South Africa
% equity interest		100.00%	100.00%
B R F Global Company Nigeria Ltd One [Member]
Reserve Quantities [Line Items]
Entity		BRF Global Company Nigeria Ltd.
Main activity		Marketing and logistics services
Country	[1]	Nigeria
% equity interest		1.00%	1.00%
B R F Global Gmb H [Member]
Reserve Quantities [Line Items]
Entity		BRF Global GmbH
Main activity		Holding and trading
Country	[1]	Austria
% equity interest		100.00%	100.00%
B R F Foods L L C [Member]
Reserve Quantities [Line Items]
Entity	[5]	BRF Foods LLC
Main activity	[5]	Import, industrialization and commercialization of products
Country	[1],[5]	Russia
% equity interest	[5]	0.01%	0.01%
B R F Japan K K [Member]
Reserve Quantities [Line Items]
Entity		BRF Japan KK
Main activity		Marketing and logistics services, import, export, industrialization and commercialization of products
Country	[1]	Japan
% equity interest		100.00%	100.00%
B R F Korea L L C [Member]
Reserve Quantities [Line Items]
Entity		BRF Korea LLC
Main activity		Marketing and logistics services
Country	[1]	Korea
% equity interest		100.00%	100.00%
B R F Shanghai Management Consulting Co Ltd [Member]
Reserve Quantities [Line Items]
Entity		BRF Shanghai Management Consulting Co. Ltd.
Main activity		Provision of consultancy and marketing services
Country	[1]	China
% equity interest		100.00%	100.00%
B R F Shanghai Trading Co Ltd [Member]
Reserve Quantities [Line Items]
Entity		BRF Shanghai Trading Co. Ltd.
Main activity		Import, export and commercialization of products
Country	[1]	China
% equity interest		100.00%	100.00%
B R F Singapore Foods P T E Ltd [Member]
Reserve Quantities [Line Items]
Entity		BRF Singapore Foods PTE Ltd.
Main activity		Administrative, marketing and logistics services
Country	[1]	Singapore
% equity interest		100.00%	100.00%
Eclipse Holding Cooperatief U A One [Member]
Reserve Quantities [Line Items]
Entity		Eclipse Holding Cöoperatief U.A.
Main activity		Holding
Country	[1]	The Netherlands
% equity interest		99.99%	99.99%
Buenos Aires Fortune S A [Member]
Reserve Quantities [Line Items]
Entity	[5]	Buenos Aires Fortune S.A.
Main activity	[5]	Holding
Country	[1],[5]	Argentina
% equity interest	[5]	4.36%	4.36%
Eclipse Latam Holdings [Member]
Reserve Quantities [Line Items]
Entity		Eclipse Latam Holdings
Main activity		Holding
Country	[1]	Spain
% equity interest		100.00%	100.00%
Buenos Aires Fortune S A One [Member]
Reserve Quantities [Line Items]
Entity	[5]	Buenos Aires Fortune S.A.
Main activity	[5]	Holding
Country	[1],[5]	Argentina
% equity interest	[5]	95.64%	95.64%
Perdigao Europe Lda [Member]
Reserve Quantities [Line Items]
Entity		Perdigão Europe Lda.
Main activity		Import, export of products and administrative services
Country	[1]	Portugal
% equity interest		100.00%	100.00%
Proud Food Ldaone [Member]
Reserve Quantities [Line Items]
Entity		ProudFood Lda.
Main activity		Import and commercialization of products
Country	[1]	Angola
% equity interest		90.00%	90.00%
Sadia Chile S A [Member]
Reserve Quantities [Line Items]
Entity		Sadia Chile S.A.
Main activity		Import, export and commercialization of products
Country	[1]	Chile
% equity interest		40.00%	40.00%
Wellax Food Logistics C P A S U Lda [Member]
Reserve Quantities [Line Items]
Entity		Wellax Food Logistics C.P.A.S.U. Lda.
Main activity		Import, commercialization of products and administrative services
Country	[1]	Portugal
% equity interest		100.00%	100.00%
One Foods Holdings Ltd [Member]
Reserve Quantities [Line Items]
Entity		One Foods Holdings Ltd.
Main activity		Holding
Country	[1]	UAE
% equity interest		100.00%	100.00%
Al Wafi Food Products Factory L L C [Member]
Reserve Quantities [Line Items]
Entity	[6]	Al-Wafi Food Products Factory LLC
Main activity	[6]	Import, export, industrialization and commercialization of products
Country	[1],[6]	UAE
% equity interest	[6]	100.00%	49.00%
Badi Ltd [Member]
Reserve Quantities [Line Items]
Entity		Badi Ltd.
Main activity		Holding
Country	[1]	UAE
% equity interest		100.00%	100.00%
Al Wafi Al Takamol Internationalfor Foods Products [Member]
Reserve Quantities [Line Items]
Entity		Al-Wafi Al-Takamol International for Foods Products
Main activity		Import and commercialization of products
Country	[1]	Saudi Arabia
% equity interest		100.00%	100.00%
Foody A 1 Shakrqiya Food Production Factory [Member]
Reserve Quantities [Line Items]
Entity		Joody Al Sharqiya Food Production Factory LLC
Main activity		Import and commercialization of products
Country	[1]	Saudi Arabia
% equity interest		100.00%	100.00%
B R F Kuwait W L L [Member]
Reserve Quantities [Line Items]
Entity	[3]	BRF Kuwait Food Management Company WLL
Main activity	[3]	Import, commercialization and distribution of products
Country	[1],[3]	Kuwait
% equity interest	[3]	49.00%	49.00%
One foods malaysia sdnbhd [Member]
Reserve Quantities [Line Items]
Entity	[5]	One Foods Malaysia SDN. BHD.
Main activity	[5]	Marketing and logistics services
Country	[1],[5]	Malaysia
% equity interest	[5]	100.00%	100.00%
Federal foods llc [Member]
Reserve Quantities [Line Items]
Entity	[3]	Federal Foods LLC
Main activity	[3]	Import, commercialization and distribution of products
Country	[1],[3]	UAE
% equity interest	[3]	49.00%	49.00%
Federal foods qatar [Member]
Reserve Quantities [Line Items]
Entity	[3]	Federal Foods Qatar
Main activity	[3]	Import, commercialization and distribution of products
Country	[1],[3]	Qatar
% equity interest	[3]	49.00%	49.00%
Brf hong kong llc [Member]
Reserve Quantities [Line Items]
Entity	[7]	BRF Hong Kong LLC
Main activity	[7]	Import, commercialization and distribution of products
Country	[1],[7]	Hong Kong
% equity interest	[7]		100.00%
Eclipse holding cooperatief ua two [Member]
Reserve Quantities [Line Items]
Entity		Eclipse Holding Cöoperatief U.A.
Main activity		Holding
Country	[1]	The Netherlands
% equity interest		0.01%	0.01%
Establecimiento levino zaccardiy cia sa [Member]
Reserve Quantities [Line Items]
Entity	[5]	Establecimiento Levino Zaccardi y Cia. S.A.
Main activity	[5]	Industrialization and commercialization of dairy products
Country	[1],[5]	Argentina
% equity interest	[5]	99.99%	99.99%
Brf energia sa [Member]
Reserve Quantities [Line Items]
Entity		BRF Energia S.A.
Main activity		Commercialization of eletric energy
Country	[1]	Brazil
% equity interest		100.00%	100.00%
B R F Pet S A [Member]
Reserve Quantities [Line Items]
Entity		BRF Pet S.A.
Main activity		Industrialization, commercialization and distribution of feed and nutrients for animals
Country	[1]	Brazil
% equity interest		100.00%	100.00%
Hecosul Alimentos Ltda [Member]
Reserve Quantities [Line Items]
Entity	[8]	Hercosul Alimentos Ltda.
Main activity	[8]	Manufacturing and sale of animal feed
Country	[1],[8]	Brazil
% equity interest	[8]	100.00%	100.00%
Hercosul distribuicao ltda [Member]
Reserve Quantities [Line Items]
Entity	[8]	Hercosul Distribuição Ltda.
Main activity	[8]	Import, export, wholesale and retail sale of food products for animals
Country	[1],[8]	Brazil
% equity interest	[8]	100.00%	100.00%
Hercosul International S R L [Member]
Reserve Quantities [Line Items]
Entity	[8]	Hercosul International S.R.L.
Main activity	[8]	Manufacturing, export, import and sale of feed and nutrients for animals
Country	[1],[8]	Paraguay
% equity interest	[8]	99.00%	99.00%
Hercosul Solucaesem Transportes Ltda [Member]
Reserve Quantities [Line Items]
Entity	[8]	Hercosul Soluções em Transportes Ltda.
Main activity	[8]	Road freight
Country	[1],[8]	Brazil
% equity interest	[8]	100.00%	100.00%
Mogiana alimentos sa [Member]
Reserve Quantities [Line Items]
Entity		Mogiana Alimentos S.A.
Main activity		Manufacturing, distribution and sale of Pet Food products
Country	[1]	Brazil
% equity interest		100.00%	100.00%
Affinity Petcare Brazil [Member]
Reserve Quantities [Line Items]
Entity	[8]	Affinity Petcare Brasil Participações Ltda.
Main activity	[8]	Holding
Country	[1],[8]	Brazil
% equity interest	[8]		100.00%
Gewinner participacoes ltda [Member]
Reserve Quantities [Line Items]
Entity	[8]	Gewinner Participações Ltda.
Main activity	[8]	Industrialization, distribution and sale of feed and nutrients for animals
Country	[1],[8]	Brazil
% equity interest	[8]		100.00%
Paraguassu Participacaes S A [Member]
Reserve Quantities [Line Items]
Entity	[8]	Paraguassu Participações S.A.
Main activity	[8]	Holding
Country	[1],[8]	Brazil
% equity interest	[8]		100.00%
Hercosul International S R L One [Member]
Reserve Quantities [Line Items]
Entity		Hercosul International S.R.L.
Main activity		Manufacturing, export, import and sale of feed and nutrients for animals
Country	[1]	Paraguay
% equity interest		1.00%	1.00%
Potengi Holdings S A [Member]
Reserve Quantities [Line Items]
Entity	[9]	Potengi Holdings S.A.
Main activity	[9]	Holding
Country	[1],[9]	Brazil
% equity interest	[9]	50.00%
P R S A D Administracaodebemproprio S A [Member]
Reserve Quantities [Line Items]
Entity		PR-SAD Administração de bem próprio S.A.
Main activity		Management of assets
Country	[1]	Brazil
% equity interest		33.33%	33.33%
Proud Food Lda [Member]
Reserve Quantities [Line Items]
Entity		ProudFood Lda.
Main activity		Import and commercialization of products
Country	[1]	Angola
% equity interest		10.00%	10.00%
P S A Laboratorio Veterinario Ltda [Member]
Reserve Quantities [Line Items]
Entity		PSA Laboratório Veterinário Ltda.
Main activity		Veterinary activities
Country	[1]	Brazil
% equity interest		99.99%	99.99%
B R F Investimentos Ltda [Member]
Reserve Quantities [Line Items]
Entity	[10]	BRF Investimentos Ltda.
Main activity	[10]	Holding, management of companies and assets
Country	[1],[10]	Brazil
% equity interest	[10]	99.99%	99.99%
Sadia Alimentos S A [Member]
Reserve Quantities [Line Items]
Entity		Sadia Alimentos S.A.
Main activity		Holding
Country	[1]	Argentina
% equity interest		43.10%	43.10%
Sadia Chile S A One [Member]
Reserve Quantities [Line Items]
Entity		Sadia Chile S.A.
Main activity		Import, export and commercialization of products
Country	[1]	Chile
% equity interest		60.00%	60.00%
Sadia Uruguay S A [Member]
Reserve Quantities [Line Items]
Entity		Sadia Uruguay S.A.
Main activity		Import and commercialization of products
Country	[1]	Uruguay
% equity interest		100.00%	100.00%
Sadia Alimentos S A One [Member]
Reserve Quantities [Line Items]
Entity		Sadia Alimentos S.A.
Main activity		Holding
Country	[1]	Argentina
% equity interest		56.90%	56.90%
Vip S A Empreendimentose Participacoes Imobiliarias [Member]
Reserve Quantities [Line Items]
Entity		Vip S.A. Empreendimentos e Participações Imobiliárias
Main activity		Commercialization of owned real state
Country	[1]	Brazil
% equity interest		100.00%	100.00%
Establecimiento Levino Zaccardiy Cia S A One [Member]
Reserve Quantities [Line Items]
Entity	[5]	Establecimiento Levino Zaccardi y Cia. S.A.
Main activity	[5]	Industrialization and commercialization of dairy products
Country	[1],[5]	Argentina
% equity interest	[5]	0.01%	0.01%
P S A Laboratorio Veterinario Ltda One [Member]
Reserve Quantities [Line Items]
Entity		PSA Laboratório Veterinário Ltda.
Main activity		Veterinary activities
Country	[1]	Brazil
% equity interest		0.01%	0.01%
B R F Investimentos Ltda One [Member]
Reserve Quantities [Line Items]
Entity	[10]	BRF Investimentos Ltda.
Main activity	[10]	Holding, management of companies and assets
Country	[1],[10]	Brazil
% equity interest	[10]	0.01%	0.01%

[1]	UAE – United Arab Emirates.
[2]	As from September 28, 2022, BRF GMBH holds the entire capital stock of BRF Foods GMBH, with retroactive tax and accounting effects to January 1st, 2022.
[3]	For these entities, the Company has agreements that ensure full economic rights, except for AKF, in which the economic rights are of 99%.
[4]	On March 21, 2023, the subsidiary Banvit ME FZE was dissolved.
[5]	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
[6]	On November 11, 2022, was acquired the remaining minority stake of Al-Wafi Food Products Factory LLC.
[7]	On October 7, 2022, the subsidiary BRF Hong Kong LLC was dissolved.
[8]	On July 31, 2022, BRF Pet S.A. merged the holding companies Affinity Petcare Brasil Participações Ltda., Gewinner Participações Ltda. and Paraguassu Participações S.A. which held interests in the operating companies Hercosul Alimentos Ltda., Hercosul Soluções em Transportes Ltda., Hercosul Distribuidora Ltda. e Mogiana Alimentos S.A. Therefore, as of this date, BRF Pet holds all the shares of these companies.
[9]	Affiliate with subsidiary of AES Brasil Energia S.A. (note 12).
[10]	On February 11, 2022, the name of Sino dos Alpes Alimentos Ltda. was changed to BRF Investimentos Ltda.